SHARE-BASED PAYMENT - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 shares R$ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Granted | shares	16,868,466	5,156,829
Equity-settled plans [member] | Plans before 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions	5 years
Equity-settled plans [member] | Plans before 2022 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions and performance conditions	3 years
Equity-settled plans [member] | Plans before 2022 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions and performance conditions	5 years
Equity-settled plans [member] | Cosan S.A. [member] | Grants January 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	60.00%
Period of continued employment under service conditions	3 years
Percentage of shares of share-based payment award for continued employment under performance conditions	40.00%
Percentage of achievement to calculate fair value	100.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grants January 30, 2023 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grants January 30, 2023 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	110.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grant March 28, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	49.00%
Period of continued employment under service conditions	3 years
Percentage of shares of share-based payment award for continued employment under performance conditions	51.00%
Percentage of achievement to calculate fair value	100.00%
Lock-up period of shares under performance conditions	1 year
Number of plans upon share-based payment arrangement	2
Stock option programs, Granted | shares	12,472,325
Equity-settled plans [member] | Cosan S.A. [member] | Grant March 28, 2023 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grant March 28, 2023 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	110.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grant July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	41.00%
Period of continued employment under service conditions	3 years
Percentage of shares of share-based payment award for continued employment under performance conditions	59.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grant July 31, 2023 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	50.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grant July 31, 2023 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	150.00%
Equity-settled plans [member] | Cosan S.A. [member] | Grant December 01, 2023 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	50.00%
Period of continued employment under service conditions	3 years
Equity-settled plans [member] | Cosan S.A. [member] | Grant December 01, 2023 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	50.00%
Period of continued employment under service conditions	5 years
Equity-settled plans [member] | Rumo S.A. [member] | Grant September 1, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions and performance conditions	3 years
Equity-settled plans [member] | Rumo S.A. [member] | Grant September 1, 2023 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Rumo S.A. [member] | Grant September 1, 2023 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	200.00%
Equity-settled plans [member] | Moove [member] | Grant July 1, 2023 - Program SOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	6 years
Expected dividend yield	0.00%
Equity-settled plans [member] | Moove [member] | Grant July 1, 2023 - Program SOP A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the share options granted	R$ 50.05
Equity-settled plans [member] | Moove [member] | Grant July 1, 2023 - Program SOP B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the share options granted	106.28
Equity-settled plans [member] | Moove [member] | Grant July 1, 2023 - Program SOP C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the share options granted	135.05
Equity-settled plans [member] | Moove [member] | Grant July 1, 2023 - Program SOP D [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the share options granted	R$ 135.05
Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Granted | shares	3,873,444
Cash Settled Transactions [Member] | Plans before 2022 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	3 years
Cash Settled Transactions [Member] | Plans before 2022 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	5 years